STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
STOCK-BASED COMPENSATION
Schedule of allocation of recognized compensation cost

        Non-cash stock-based compensation expense related to equity awards is included in the following line items in the accompanying consolidated statements of income for the years ended December 31, 2015, 2014 and 2013 (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cost of sales	$822	$724	$686
Selling and marketing expense	1,604	1,392	1,193
General and administrative expense	11,044	9,247	8,549

Non-cash compensation expense before income taxes	13,470	11,363	10,428
Income tax benefit	(5,195)	(4,330)	(3,960)

Non-cash compensation expense after income taxes	$8,275	$7,033	$6,468

Schedule of RSU award activity

	Shares	Weighted-Average Grant Date Fair Value
	(In thousands)
Non-vested RSUs at December 31, 2012	1,569	13.29
Granted	713	20.83
Vested	(766)	12.16
Forfeited	(21)	17.85

Non-vested RSUs at December 31, 2013	1,495	17.33
Granted	726	23.99
Vested	(468)	16.27
Forfeited	(59)	24.01

Non-vested RSUs at December 31, 2014	1,694	20.23
Granted	568	25.64
Vested	(547)	17.34
Forfeited	(30)	21.98

Non-vested RSUs at December 31, 2015	1,685	$22.98